Long-term assets - E.1.5. Goodwill and indefinite useful life trademarks (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,059	$ 4,098
Intangible assets, net	910	920
Guatemala
Disclosure of information for cash-generating units [line items]
Goodwill	2,470	2,472
Intangible assets, net	910	910
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	907	907
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	118	110
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	44	47
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	123	149
Tanzania
Disclosure of information for cash-generating units [line items]
Goodwill	0	12
Intangible assets, net	0	10
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	199	203
Bolivia
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3	$ 3